Ultimate controlling party (Details Narrative) - GBP (£) £ in Thousands		12 Months Ended
	Feb. 26, 2019	Dec. 31, 2018
Non-adjusting events after reporting period [member] | China Medical System Holdings Limited [Member]
Disclosure of transactions between related parties [line items]
Ownership held	51.00%
China Medical Systems Holdings Limited and A&B (HK) Company Ltd [Member]
Disclosure of transactions between related parties [line items]
Issue of equity, value		£ 8,000
Number of shares issued		207,792,206